Subsequent Events	6 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events

25.           Subsequent Events

a)            Representative office of PGW to open in Beijing

In November 2011, the Group announced its intention for its subsidiary PGW to establish a Beijing representative office. The Beijing representative office will work to deliver revenue and profit-generating business for PGG Wrightson in China. The initial focus will be on working with PGG Wrightson’s existing businesses to satisfy the strong demand in China for high quality grass seed and for dairy livestock sourced from New Zealand, Australia and Uruguay. It is envisaged that the representative office will facilitate sourcing of products for PGG Wrightson’s rural supplies business in New Zealand and serve as a valuable resource for PGG Wrightson’s other business units. The office will also be responsible for conducting market and product research, marketing, brand promotion and coordination of PGG Wrightson’s activities in China, amongst other activities.

b)            Receipt of government grant

In November 2011, the Company received the first phase of a grant to help fund Sino-New Zealand joint research into high technology content grass seeds for the China market. The initial grant was for RMB6 million ($0.9 million) and has been made by the Science and Technology division of the Beijing Government. It is intended that the grant will be used to fund joint research and development into the adaptation of six grass seed varieties that were originally developed in conjunction with Agria’s subsidiary PGG Wrightson with a view to the seed varieties’ application in China. The R&D project also intends to develop GAP (Good Agricultural Practice) in the development of grass seed technology by following the high standards set in New Zealand.

c)             Appointment of CFO and Financial Controller

In September 2011, the Company appointed John Layburn as Chief Financial Officer and Jerry Mao as Financial Controller. John Layburn has served as Agria’s Acting CFO since April 2011 and as Chief Strategy and Compliance Officer since October 2009. Since joining the Company, he has led the implementation of Agria’s turnaround strategy, including its divestment of P3A and making our overseas investments resulting in the ownership by Agria of a controlling stake in PGW, New Zealand’s leading agricultural services company. He has also led our compliance team resulting in Agria becoming and remaining fully compliant with our reporting obligations.  Prior to joining the Company, John worked for PricewaterhouseCoopers, the international accounting and consulting firm, for eleven years. He was initially based out of PricewaterhouseCoopers London office, followed by four years in the Beijing office. During that time, he served a wide range of clients ranging from large multi-national companies to entrepreneurial investors advising on strategic reviews, turnaround situations, and investment and divestiture processes. While in China, he has specialized in advising both multinational companies on their business activities in China and Chinese companies on their overseas operations. John holds a masters degree in mathematics from Oxford University.  Prior to joining Agria’s financial department in 2010, Jerry Mao was the regional finance and planning manager of the Asian Pacific division of a global chemicals company and before that worked for Deloitte & Touche as an auditor for five years.

d)            Launch of new field corn seed variety

In September 2011, the Company launched Zhong Dan 909, a new variety of field corn seed developed by the China National Academy of Agricultural Sciences (“CNAAS”) and ranked the number one field corn variety for the past two years in national certification tests hosted by Ministry of Agriculture. Developed by CNAAS, Zhong Dan 909’s attributes make it suitable for sale in the central part of China, one of the largest corn seed markets in China, representing approximately 40% of China’s acreage for field corn. Under a license granted by CNAAS, Agria has commercialization rights covering the marketing, production and sales of Zhong Dan 909.

e)             Appointment of Audit Committee Chairman and reconfiguration of Board of Directors

In August 2011, the Company appointed Wah Kwong Tsang to Agria’s board of directors to serve as an independent director and Chairman of the Audit Committee and member of Compensation Committee. Kenneth DeWoskin, who has served as Agria’s Audit Committee Chairman since March 2010, remains a member of the Audit Committee, and also takes over the new responsibilities for oversight of the ongoing development of Agria’s strategic plans and of the Company’s communication with the investor community. Additionally, as part of the board reconfiguration, Gary Tim King Yeung and Dr Shangzhong Xu, who have all served as directors of Agria since before its IPO in 2007, relinquished their directorships effective immediately.  Wah Kwong Tsang is a former partner of Hong Kong and China firm of PricewaterhouseCoopers. He has over 30 years of experience in the field of auditing. He is a fellow member of Hong Kong Institute of Certified Public Accountants, a member of Chinese Institute of Certified Public Accountants and a fellow member of Association of Chartered Certified Accountants, UK.  Dr Kenneth DeWoskin is a former partner of Strategy and Business Development at a Big Four accounting firm. He is a well regarded and regular presenter on China business issues throughout the U.S., Europe and Asia including at the World Economic Forum. He has lived and worked extensively in both China and in Japan over the past 45 years.